Related Party Transactions (Integrated Medicine and Chiropractic Regeneration Center PSC)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions

Note 11 – Related Party Transactions

From time to time, the Company advances funds to, and receives funds from, entities with common ownership. At December 31, 2017, 2016 and June 30, 2018, the amounts owed to related parties was $95,501, $48,099 and $0, respectively.

The Company with SpeakLife to provide staff training and patient advocacy services for $99,000 per year. SpeakLife is owned by Mr. Brame.

The Company with UCI to provide marketing services to chiropractic practitioners and sources opportunities to expand chiropractic practices into regenerative medicine for $144,000 per year. UCI is owned by the spouse of Dr. Wallis.

Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Related Party Transactions

Note 9 – Related Party Transactions

The Company contracts with SpeakLife to provide staff training and patient advocacy services for $99,000 per year. SpeakLife is owned by one of the Company’s founders.

The Company contracts with UCI to provide marketing services to chiropractic practitioners and sources opportunities to expand chiropractic practices into regenerative medicine for $144,000 per year. UCI is owned by the spouse of one of the Company’s founders.

At March 31, 2018 and December 31, 2017, the Company has receivable amounts outstanding from entities which are related to the Company by common ownership. Amounts due to the Company amounted to $41,060 (unaudited) and $99,832 at March 31, 2018 and December 31, 2017, respectively.

Note 9 – Related Party Transactions

IMAC Kentucky advanced monies to and leased real estate from OLM, a related company. OLM is a variable interest entity, formed by a founder and a spouse of one of the founders of the Company to purchase real estate for expansion of the Kentucky medical clinic. In 2017, OLM decided to not develop the real estate, which was sold. The Company sustained the loss related to the real estate sale. The financial statements of OLM have been included in the consolidated financial statements since IMAC of Kentucky was deemed the primary beneficiary of OLM.

The Company contracts with SpeakLife to provide staff training and patient advocacy services for $99,000 per year. SpeakLife is owned by one of the Company’s founders.

The Company contracts with UCI to provide marketing services to chiropractic practitioners and sources opportunities to expand chiropractic practices into regenerative medicine for $144,000 per year. UCI is owned by the spouse of one of the Company’s founders.

As of December 31, 2017, the Company has the following receivable amounts outstanding from entities. These entities are related to the Company by common ownership.

Amount
IMAC Holdings LLC	$52,968
IMAC Regeneration Management of Nashville LLC	44,285
IMAC Regeneration Center of St. Louis LLC	2,579
$99,832